Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cost
Charge for year	€ (970)	€ (680)
Revaluation of ROU assets	450
Net book values
Net book value	24,296		€ 24,776	€ 21,273
Assets under construction [Member]
Net book values
Net book value	11,414		11,409	12,782
Plant and machinery [Member]
Net book values
Net book value	2,453		2,861	189
Office and other equipment [Member]
Net book values
Net book value	192		237	305
Right of use assets [Member]
Net book values
Net book value	10,236		10,269	€ 7,997
Cost [Member]
Cost
Beginning balance	32,978	25,594	25,594
Additions during the year	36		11,662
Transfer to inventory			(161)
Revaluation of ROU assets	455		(3,957)
Disposals			(310)
Reclassifications			150
Ending balance	33,469		32,978
Cost [Member] | Assets under construction [Member]
Cost
Beginning balance	14,726	15,106	15,106
Additions during the year	6		8,314
Transfer to inventory			(161)
Revaluation of ROU assets			(3,957)
Disposals			(310)
Reclassifications			(4,266)
Ending balance	14,731		14,726
Cost [Member] | Plant and machinery [Member]
Cost
Beginning balance	5,846	1,337	1,337
Additions during the year	2		243
Revaluation of ROU assets
Disposals
Reclassifications			4,266
Ending balance	5,848		5,846
Cost [Member] | Office and other equipment [Member]
Cost
Beginning balance	422	389	389
Additions during the year	1		33
Revaluation of ROU assets
Disposals
Ending balance	423		422
Cost [Member] | Right of use assets [Member]
Cost
Beginning balance	11,984	8,762	8,762
Additions during the year	27		3,072
Revaluation of ROU assets	455
Disposals
Reclassifications			150
Ending balance	12,466		11,984
Depreciation [Member]
Cost
Beginning balance	(8,202)	(4,321)	(4,321)
Charge for year	(972)		(1,523)
Impairment charge			(5,482)
Revaluation of ROU assets			3,124
Ending balance	(9,173)		(8,202)
Depreciation [Member] | Assets under construction [Member]
Cost
Beginning balance	(3,317)	(2,324)	(2,324)
Charge for year
Impairment charge			(4,117)
Revaluation of ROU assets			3,124
Ending balance	(3,317)		(3,317)
Depreciation [Member] | Plant and machinery [Member]
Cost
Beginning balance	(2,985)	(1,148)	(1,148)
Charge for year	(410)		(472)
Impairment charge			(1,365)
Ending balance	(3,395)		(2,985)
Depreciation [Member] | Office and other equipment [Member]
Cost
Beginning balance	(185)	(84)	(84)
Charge for year	(47)		(101)
Impairment charge
Ending balance	(231)		(185)
Depreciation [Member] | Right of use assets [Member]
Cost
Beginning balance	(1,715)	€ (765)	(765)
Charge for year	(515)		(950)
Impairment charge
Ending balance	€ (2,230)		€ (1,715)